Warrant Liabilities (10-K)	12 Months Ended
Dec. 31, 2011
Warrant Liabilities (10-K) [Abstract]
Warrant Liabilities
11. Warrant Liabilities

As of December 31, 2011 and 2010, the Company had 44,707,976 and 47,232,459 warrants outstanding, respectively, in connection with preferred stock issuance and notes payable.  The warrants have expiration dates ranging from May 17, 2011 to July 15, 2015 with exercise prices ranging from $0.48 to $1.75.  Pursuant to FASB ASC 815, the Company is required to report the value of its warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations due to the price-based anti-dilution rights of warrants.

On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for its Series A-1 and Series A-2 Preferred Stock.  The Amended Designation was approved by the number of requisite votes from the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a consent agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").   The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the expiration date of the warrants held by the holders who signed the Consent Agreement would be extended to July 15, 2015 and the price-based anti-dilution rights on such warrants would be removed.

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 shares as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with FASB ASC 815 due to their price-based anti-dilution rights.  Upon the removal of the anti-dilution rights with the Consent Agreement, the Consent Warrants no longer met the criteria under FASB ASC 815 and were reclassified as equity as of the date of the Amended Designation.  The company reclassified $24,438 from warrant liabilities into equity on November 2, 2010.

As of December 31, 2011 and 2010, the Company had 44,707,976 and 47,232,459 warrants outstanding, respectively, and of these, only 4,675,143 and 7,199,626 warrants, respectively, were valued as liabilities under FASB ASC 815.  As of December 31, 2011 and 2010, the Company valued the 4,675,143 and 7,199,626 warrants using the Black-Scholes model and recorded $0 and $1,328, respectively, in warrant liabilities.   The change in fair value of warrants resulted in a gain of $1,328 and a loss of $23,341 for the years ended December 31, 2011 and 2010, respectively.

The fair value of warrants outstanding for the following periods was computed using the Black-Scholes model under the following assumptions:

	December 31,
	2011	2010
Expected life in years	0.01	0.38 - 1.01
Volatility	82%	150%
Risk-free interest rate	0.01%	0.19% - 0.29%
Dividend rate	0	0

As of December 31, 2011, outstanding warrants to acquire shares of the Company's common stock are as follows:

Number of Shares	Exercise Price	Expiration Date

259,073	0.48	January 3, 2012
3,091,381	0.49	January 3, 2012
1,324,689	0.59	January 3, 2012
208,334	0.48	July 15, 2015
39,824,499	0.49	July 15, 2015
44,707,976